CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total revenues
Total revenues		$ 2,414.7	$ 2,329.9	$ 2,166.8
Operating expenses:
Total cost of revenues		282.6	304.4	258.1
Research and development		368.9	349.9	292.7
Selling and marketing		747.1	675.2	597.8
General and administrative		117.0	116.1	110.7
Total operating expenses		1,515.6	1,445.6	1,259.3
Operating income		899.1	884.3	907.5
Financial income, net		76.5	44.0	42.1
Income before taxes on income		975.6	928.3	949.6
Taxes on income		135.3	131.4	134.0
Net income		$ 840.3	$ 796.9	$ 815.6
Basic earnings per ordinary share		$ 7.19	$ 6.37	$ 6.13
Number of shares used in computing basic earnings per share		116,913,913	125,205,504	133,121,763
Diluted earnings per ordinary share		$ 7.1	$ 6.31	$ 6.08
Number of shares used in computing diluted earnings per share		118,347,749	126,338,989	134,110,048
Products and licenses
Total revenues
Total revenues		$ 497.4	$ 554.9	$ 513.9
Operating expenses:
Total cost of revenues	[1]	99.3	145.6	110.7
Security subscriptions
Total revenues
Total revenues		981.2	858.0	755.2
Operating expenses:
Total cost of revenues	[1]	57.0	41.4	35.9
Software updates and maintenance
Total revenues
Total revenues		936.1	917.0	897.7
Operating expenses:
Total cost of revenues	[1]	112.3	105.5	103.0
Amortization of technology
Operating expenses:
Total cost of revenues		$ 14.0	$ 11.9	$ 8.5

[1]	Not including amortization of technology shown separately.